INCOME TAXES - Income tax expense (benefit) and tax credits (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥	¥ 2,014		¥ 1,549	¥ 1,175
Deferred Tax	147	$ 21	113	29
Total	2,161	$ 309	1,662	1,204
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥	¥ 98		¥ 47	¥ 60
Per share effect-basic | ¥ / shares	¥ 0.03		¥ 0.02	¥ 0.02
Per share effect-diluted | ¥ / shares	¥ 0.03		¥ 0.02	¥ 0.02